Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Leases1 [Abstract]
Future Aggregate Minimum Lease Payments for non-cancellable Service agreements and low value or short-lived Lease Rentals	on-cancellable service agreements and lease rentals for short-lived and low-value assets are payable as follows:

	As at December 31, 2021	As at December 31, 2020
	€m	€m
Less than one year	2.2	1.9
Between one and three years	4.1	3.5
Between three and five years	2.2	2.0
More than five years	0.2	0.1
Total	8.7	7.5